Compensation Plans (Schedule Of Outstanding Stock Appreciation Rights) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2013 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2013 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2013 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Performance Tandem Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member] U.S. Dollar Denominated [Member] USD ($)	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] U.S. Dollar Denominated [Member] USD ($)	Dec. 31, 2013 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2012 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] CAD	Dec. 31, 2013 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD	Dec. 31, 2012 Performance Stock Appreciation Rights [Member] Canadian Dollar Denominated [Member] Cenovus [Member] CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, Beginning of Year	17,168	19,390	2,025	3,935	4,879	7,879	3,205	5,751	1,843	1,973	1,027	1,641	12,165	12,645	2,455	2,710	1,319	2,282
Granted	9,709	1,514			935								5,048	482
Exercised - SARs	(1)	(17)	(885)	(1,788)			(1,466)	(2,188)			(385)	(591)	(2)	(29)			(631)	(835)
Exercised - Options			(6)	(8)			(9)	(12)
Forfeited	(2,663)	(1,704)	(14)	(84)	(453)	(779)	(13)	(314)	(156)	(130)	(23)	(23)	(2,281)	(933)	(239)	(255)	(9)	(128)
Expired	(1,701)	(2,015)	(593)	(30)	(2,236)	(2,221)	(764)	(32)	(957)		(389)				(1,035)		(294)
Outstanding, Number, End of Year	22,512	17,168	527	2,025	3,125	4,879	953	3,205	730	1,843	230	1,027	14,930	12,165	1,181	2,455	385	1,319
Exercisable, End of Year	9,360	8,133	527	2,025	2,190	4,879	953	3,205	730	1,843	230	1,027	7,328	4,685	1,181	2,455	385	1,319
Outstanding, Weighted Average Exercise Price, Beginning of Year	27.84	28.79	29.75	29.49	32.44	31.50	29.00	28.60	33.79	33.81	31.25	30.73	$ 26.50	$ 26.78	32.20	32.07	28.74	28.88
Grants, Weighted Average Exercise Price	18.08	20.99			18.00								$ 17.95	$ 20.54
Exercised - SARs, Weighted Average Exercise Price	19.90	20.99	28.81	29.14			28.72	28.33			28.38	29.69	$ 17.95	$ 20.88			28.32	29.46
Exercised - options, Weighted Average Exercise Price			29.32	26.69			29.69	26.61
Forfeited, Weighted Average Exercise Price	26.60	29.47	31.16	31.31	29.12	31.50	26.27	26.69	30.02	34.08	33.62	34.45	$ 25.30	$ 27.36	29.48	30.81	26.47	26.56
Expired, Weighted Average Exercise Price	36.60	30.54	34.21	28.74	36.44	29.45	32.96	26.66	37.98		36.82				36.44		32.96
Outstanding, Weighted Average Exercise Price, End of Year	23.11	27.84	26.29	29.75	25.74	32.44	26.27	29.00	29.11	33.79	26.42	31.25	$ 23.79	$ 26.50	29.04	32.20	26.27	28.74
Exercisable, End of Year, Weighted Average Exercise Price	27.84	30.38	26.29	29.75	29.04	32.44	26.27	29.00	29.11	33.79	26.42	31.25	$ 27.32	$ 27.75	29.04	32.20	26.27	28.74